Consolidated Statements of Shareholders' Equity In Thousands, except Share data	Total USD ($)	Total CNY	Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member] CNY	CAH [Member] CNY	Ordinary shares [Member] USD ($)	Ordinary shares [Member] CNY	Treasury stock [Member] USD ($)	Treasury stock [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Additional paid-in capital [Member] Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member] CNY	Accumulated other comprehensive loss [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] CNY	Noncontrolling interests [Member] Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member] CNY	Noncontrolling interests [Member] CAH [Member] CNY
Balance at Dec. 31, 2011		2,038,096				105		(1)		2,551,877			(17,595)		(599,886)		103,596
Balance, shares at Dec. 31, 2011						141,403,597
Net income		134,480													130,831		3,649
Other comprehensive income		640											640
Share-based compensation		9,084								9,084
Share repurchase		(43,469)						(4)		(43,465)
Share repurchase, shares						(5,916,189)
Acquisition of entity				196,179															196,179
Contributions by noncontrolling interests			4,900															4,900
Balance at Dec. 31, 2012		2,339,910				105		(5)		2,517,496			(16,955)		(469,055)		308,324
Balance, shares at Dec. 31, 2012						135,487,408
Net income		91,196													85,893		5,303
Other comprehensive income		1,672											1,672
Share-based compensation		8,804								8,804
Share repurchase		(6,015)								(6,015)
Share repurchase, shares						(651,108)
Contributions by noncontrolling interests			(1,850)								53							(1,903)
Balance at Dec. 31, 2013		2,433,717				105		(5)		2,520,338			(15,283)		(383,162)		311,724
Balance, shares at Dec. 31, 2013						134,836,300
Net income	19,385	120,272													124,709		(4,437)
Other comprehensive income	(543)	(3,368)											(3,368)
Share-based compensation		7,349								7,349
Dividends		(453,562)								(453,562)
Disposal of CAH and WHT (note 4)		(304,370)															(304,370)
Others		20													428		(408)
Balance at Dec. 31, 2014	$ 290,119	1,800,058			$ 17	105	$ (1)	(5)	$ 334,288	2,074,125		$ (3,006)	(18,651)	$ (41,583)	(258,025)	$ 404	2,509
Balance, shares at Dec. 31, 2014					134,836,300